Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 23: TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The following table details balance payable to related parties:

	As of December 31,	As of December 31,
	2022	2021
Trade payables and accrued liabilities
Directors’ remuneration	1,522	19
Director and senior management incentive plan	95	1,465
	1,617	1,484

Lease liabilities
Companies controlled by directors	—	1,357

Amounts due to related parties, other than lease liabilities, are unsecured, non-interest bearing and payable on demand.

Transactions with related parties

The Company made rent payments totaling approximately $273 for the year ended December 31, 2022 (for the year ended December 31, 2021: $475) to companies controlled by certain directors. The rent payments were classified as interest included in financial expenses and principal repayment of lease liabilities. During the year ended December 31, 2022, the Company’s leases with companies controlled by directors were renewed with third parties.

The Company entered into consulting agreements with two directors. The consulting fees totaled approximately $1,267 for the year ended December 31, 2022 (for the year ended December 31, 2021: $625). During December 2022, the consulting agreements were terminated, roles and responsibilities were reduced and termination payments totaling $1,466 were accrued and included in trade payables and accrued liabilities (for the year ended December 31, 2021: nil).

The transactions described above were incurred in the normal course of operations. These transactions are included in the consolidated statements of profit or loss and comprehensive profit and loss as follows:

	Year ended December 31,
	2022	2021
General and administrative expenses	2,733	625
Net financial expenses	70	126
	2,803	751

Compensation of key management and directors

The Company considers its Directors, Chief Officers and Vice Presidents to be key management personnel. The remuneration paid to directors and other members of key management personnel, to the extent that they are not included in the consulting agreements described above are as follows:

	Year ended December 31,
	2022	2021
Short-term benefits*	48	5,004
Termination payments	1,466	—
Share-based payments	19,077	21,174
	20,591	26,178

*Short-term benefits include an incentive plan adopted by the Company in 2021 to reward certain directors and members of senior management with a total of 50 BTC.